Impaired Loans by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	$ 4,586		$ 7,550	$ 9,972	$ 7,065
Impaired loans with no allowance for loan losses	7,487		7,256	9,598	9,055
Total impaired loans	12,073		14,806	19,570	16,120
Unpaid principal balance of impaired loans	12,609		15,478	20,459	16,719
Allowance for loan losses on impaired loans	761		989	1,643	1,313
Impaired loans with an allowance for loan losses	4,586		7,550	9,972	7,065
Impaired loans with no allowance for loan losses	7,487		7,256	9,598	9,055
Total impaired loans	12,073		14,806	19,570	16,120
Unpaid principal balance of impaired loans	12,609		15,478	20,459	16,719
Allowance for loan losses on impaired loans	761		989	1,643	1,313
Average recorded investment in impaired loans	13,301	18,414	17,189	17,842	13,447
Interest income recognized on impaired loans	308	344	705	1,099	652
Commercial
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	499		644	409	101
Impaired loans with no allowance for loan losses	72		80	421	11
Total impaired loans	571		724	830	112
Unpaid principal balance of impaired loans	571		741	846	137
Allowance for loan losses on impaired loans	332		165	124	70
Impaired loans with an allowance for loan losses	499		644	409	101
Impaired loans with no allowance for loan losses	72		80	421	11
Total impaired loans	571		724	830	112
Unpaid principal balance of impaired loans	571		741	846	137
Allowance for loan losses on impaired loans	332		165	124	70
Average recorded investment in impaired loans	706	793	777	471	106
Interest income recognized on impaired loans	12	24	27	51	9
Commercial Real Estate, Land and Land Development
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	2,615		5,532	6,837	4,804
Impaired loans with no allowance for loan losses	5,333		5,069	7,143	8,403
Total impaired loans	7,948		10,601	13,980	13,207
Unpaid principal balance of impaired loans	8,347		11,140	14,603	13,729
Allowance for loan losses on impaired loans	323		644	802	832
Impaired loans with an allowance for loan losses	2,615		5,532	6,837	4,804
Impaired loans with no allowance for loan losses	5,333		5,069	7,143	8,403
Total impaired loans	7,948		10,601	13,980	13,207
Unpaid principal balance of impaired loans	8,347		11,140	14,603	13,729
Allowance for loan losses on impaired loans	323		644	802	832
Average recorded investment in impaired loans	9,031	13,478	12,291	13,593	9,011
Interest income recognized on impaired loans	208	243	483	857	526
Real estate, Residential
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	1,423		1,301	2,633	2,057
Impaired loans with no allowance for loan losses	2,056		2,075	1,943	412
Total impaired loans	3,479		3,376	4,576	2,469
Unpaid principal balance of impaired loans	3,616		3,475	4,803	2,514
Allowance for loan losses on impaired loans	92		164	666	360
Impaired loans with an allowance for loan losses	1,423		1,301	2,633	2,057
Impaired loans with no allowance for loan losses	2,056		2,075	1,943	412
Total impaired loans	3,479		3,376	4,576	2,469
Unpaid principal balance of impaired loans	3,616		3,475	4,803	2,514
Allowance for loan losses on impaired loans	92		164	666	360
Average recorded investment in impaired loans	3,477	3,981	3,976	3,615	2,163
Interest income recognized on impaired loans	87	73	187	186	93
Single-Family Interim Construction
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	0		0	91	99
Impaired loans with no allowance for loan losses	0		0	0	0
Total impaired loans	0		0	91	99
Unpaid principal balance of impaired loans	0		0	95	99
Allowance for loan losses on impaired loans	0		0	50	50
Impaired loans with an allowance for loan losses	0		0	91	99
Impaired loans with no allowance for loan losses	0		0	0	0
Total impaired loans	0		0	91	99
Unpaid principal balance of impaired loans	0		0	95	99
Allowance for loan losses on impaired loans	0		0	50	50
Average recorded investment in impaired loans	0	30	46	95	1,955
Interest income recognized on impaired loans	0	0	0	0	12
Agricultural
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	0		0	0	0
Impaired loans with no allowance for loan losses	0		0	0	0
Total impaired loans	0		0	0	0
Unpaid principal balance of impaired loans	0		0	0	0
Allowance for loan losses on impaired loans	0		0	0	0
Impaired loans with an allowance for loan losses	0		0	0	0
Impaired loans with no allowance for loan losses	0		0	0	0
Total impaired loans	0		0	0	0
Unpaid principal balance of impaired loans	0		0	0	0
Allowance for loan losses on impaired loans	0		0	0	0
Average recorded investment in impaired loans	0	0	0	0	71
Interest income recognized on impaired loans	0	0	0	0	0
Consumer
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	49		73	2	4
Impaired loans with no allowance for loan losses	26		32	91	229
Total impaired loans	75		105	93	233
Unpaid principal balance of impaired loans	75		122	112	240
Allowance for loan losses on impaired loans	14		16	1	1
Impaired loans with an allowance for loan losses	49		73	2	4
Impaired loans with no allowance for loan losses	26		32	91	229
Total impaired loans	75		105	93	233
Unpaid principal balance of impaired loans	75		122	112	240
Allowance for loan losses on impaired loans	14		16	1	1
Average recorded investment in impaired loans	87	132	99	68	141
Interest income recognized on impaired loans	1	4	8	5	12
Other Loan
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	0		0	0	0
Impaired loans with no allowance for loan losses	0		0	0	0
Total impaired loans	0		0	0	0
Unpaid principal balance of impaired loans	0		0	0	0
Allowance for loan losses on impaired loans	0		0	0	0
Impaired loans with an allowance for loan losses	0		0	0	0
Impaired loans with no allowance for loan losses	0		0	0	0
Total impaired loans	0		0	0	0
Unpaid principal balance of impaired loans	0		0	0	0
Allowance for loan losses on impaired loans	0		0	0	0
Average recorded investment in impaired loans	0	0	0	0	0
Interest income recognized on impaired loans	$ 0	$ 0	$ 0	$ 0	$ 0